Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Capital Lease Obligations	Capital Lease Obligations

As at
December 31, 2017
$
Total obligations related to capital leases	148,908
Less: current portion	(7,227)
Long-term obligations related to capital leases	141,681

Schedule of Future Minimum Lease Payments for Capital Leases
As at December 31, 2017, the remaining commitments under the four capital leases for Suezmax tankers was approximately $218.1 million, including imputed interest of $69.2 million, repayable from 2018 through 2029, as indicated below:

Year	Commitment
2018	$16,237
2019	$16,236
2020	$16,279
2021	$16,233
2022	$16,232
Thereafter	$136,846